Fair value of assets and liabilities - Deferred day one profit or loss reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value of assets and liabilities [abstract]
Opening balance at 1 January	€ (7)	€ (5)
DOP deferred on new transactions during the period	107	(8)
DOP recognised in the statement of profit or loss during the period	6	6
Closing balance at 31 December	€ (108)	€ (7)